Earning per unit and cash distributions	6 Months Ended
Jun. 30, 2020
Earning per unit and cash distributions
Earning per unit and cash distributions

18. Earning per unit and cash distributions

The calculation of basic and diluted earnings per unit are presented below:

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars, except per unit numbers)	2020	2019	2020	2019
Net income	$19,681	$6,156	$25,155	$20,291
Adjustment for:
Preferred unitholders’ interest in net income	3,668	3,378	7,337	6,742
Limited partners’ interest in net income	16,013	2,778	17,818	13,549
Less: Dividends paid or to be paid (1)	(15,045)	(15,036)	(30,091)	(30,068)
Under (over) distributed earnings	968	(12,258)	(12,273)	(16,519)
Under (over) distributed earnings attributable to:
Common units public	524	(6,636)	(6,647)	(8,942)
Common units Höegh LNG	444	(774)	(5,626)	(1,044)
Subordinated units Höegh LNG (4)	—	(4,848)	—	(6,533)
	$968	$(12,258)	$(12,273)	$(16,519)
Basic weighted average units outstanding (in thousands)
Common units public	18,029	17,978	18,029	17,962
Common units Höegh LNG	15,257	2,101	15,257	2,101
Subordinated units Höegh LNG (4)	—	13,156	—	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	18,039	17,996	18,039	17,976
Common units Höegh LNG	15,257	2,101	15,257	2,101
Subordinated units Höegh LNG (4)	—	13,156	—	13,156

Earnings per unit (2):
Common unit public (basic and diluted)	$0.47	$0.07	$0.51	$0.38
Common unit Höegh LNG (basic and diluted) (3)	$0.50	$0.10	$0.56	$0.44
Subordinated unit Höegh LNG (basic and diluted) (3) (4)	$—	$0.10	$—	$0.44
(1)	Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.
(2)	Effective March 26, 2020, granted 8,100 phantom units to the CEO/CFO of the Partnership, one-third of such phantom units vest as of November 30, 2021, 2022 and 2023, respectively. Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding. As a result of the resignation of the CEO/CFO of the Partnership in August 2020 (refer to note 19), a total of 15,378 of the unvested phantom units will terminate which will impact the diluted weighted average units outstanding for the third quarter of 2020.
(3)	Includes total amounts attributable to incentive distributions rights of $399 and $798 for the three and six months ended June 30, 2020, respectively. For the three and six months ended June 30, 2020, the full amount was attributable to common units owned by Höegh LNG. For the three and six months ended June 30, 2019, respectively, $55 and $110 were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $344 and $688 for the three and six months ended June 30, 2019, respectively, were attributed to subordinated units owned by Höegh LNG.
(4)	On August 16, 2019, all subordinated units converted into common units on a one-for-one basis.

Earnings per unit is calculated by dividing net income by the weighted average number of common and subordinated units outstanding during the applicable period.

The common unitholders’ interest in net income is calculated as if all net income were distributed according to terms of the Partnership’s Second Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash, a contractual defined term, generally means all cash on hand at the end of the quarter after deduction for cash reserves established by the board of directors and the Partnership’s subsidiaries to i) provide for the proper conduct of the business (including reserves for future capital expenditures and for the anticipated credit needs); ii) comply with applicable law, any of the debt instruments or other agreements; iii) provide funds for payments on the Series A preferred units; and iv) provide funds for distributions to the unitholders for any one or more of the next four quarters. Therefore, the earnings per unit are not indicative of future cash distributions that may be made. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on derivative instruments and unrealized gains or losses on foreign exchange transactions.

In addition, Höegh LNG currently holds all the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash for operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

Distributions of available cash from operating surplus are to be made among the unitholders and the holders of the IDRs in the following manner for any quarter after the subordination period:

●	first, 100.0% to all common unitholders, pro rata, until each such unitholder receives a total of $0.388125 per unit for that quarter;
●	second, 85.0% to all common unitholders, pro rata, and 15.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.421875 per unit for that quarter;
●	third, 75.0% to all common unitholders, pro rata, and 25.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.50625 per unit for that quarter; and
●	thereafter, 50.0% to all common unitholders, pro rata, and 50.0% to the holders of the IDRs, pro rata.

In each case, the percentage interests set forth above assume that the Partnership does not issue additional classes of equity securities.